Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal payments	$ 3,949,239	$ 4,410,974
Less: Deferred financing costs	(61,466)	(82,506)
Total debt	3,887,773	4,328,468
Less: Current portion	(640,557)	(56,725)
Long-term portion	3,247,216	4,271,743
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,270,750	1,283,750
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,838,250	1,857,250
$800 million Senior Secured Notes
Debt Instrument [Line Items]
Total principal payments	459,723	607,742
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Total principal payments	249,542	432,821
$500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Total principal payments	$ 130,974	$ 229,411